10-Q Leases - Leased asset and liability balances (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finance Leases
ROU assets, gross	$ 184,099	$ 186,943	$ 183,968
Accumulated amortization	(92,453)	(89,344)	(78,800)
Total ROU assets, net	91,646	97,599	105,168
Lease liabilities — current	12,709	11,684	10,995
Lease liabilities — net of current	137,755	144,446	150,683
Total lease liabilities	150,464	156,130	161,678
Operating Leases
ROU assets, gross	180,944	178,904	166,004
Accumulated amortization	(68,797)	(65,630)	(50,175)
Total ROU assets, net	112,147	113,274	115,829
Lease liabilities — current	20,046	19,837	17,333
Lease liabilities — net of current	97,513	102,346	106,192
Total lease liabilities	$ 117,559	$ 122,183	$ 123,525